Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000125912 | FR_922GGL908
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000125912 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125912 | FR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125912 | FR_91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125912 | FR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000125912 | FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000125912 | FR_55261FAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_49306SAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_45866FAV6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_29365TAF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000125912 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000125912 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125912 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125912 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125912 | SectorU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125912 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125912 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125912 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125912 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125912 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000072676 | FR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000072676 | FR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072676 | FR_91282CLY5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000072676 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072676 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000072676 | FR_91282CMB4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000072676 | FR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072676 | FR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072676 | FR_91282CME8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072676 | FR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072676 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072676 | SectorU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000072676 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000072676 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000072676 | SectorCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000072676 | SectorOther Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000072676 | SectorFederal National Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000072676 | SectorFederal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000072676 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000072676 | SectorGovernment National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000072676 | SectorUniform Mortgage-Backed Security D
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072677 | FR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000072677 | FR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072677 | FR_91282CLY5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000072677 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072677 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000072677 | FR_91282CMB4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000072677 | FR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072677 | FR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072677 | FR_91282CME8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072677 | FR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072677 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072677 | SectorU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000072677 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000072677 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000072677 | SectorCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000072677 | SectorOther Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000072677 | SectorFederal National Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000072677 | SectorFederal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000072677 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000072677 | SectorGovernment National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000072677 | SectorUniform Mortgage-Backed Security D
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140836 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000140836 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000140836 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140836 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000140836 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000140836 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000140836 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140836 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140836 | FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140836 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140836 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000140836 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000140836 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140836 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000140836 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000140836 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140836 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000140836 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140836 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140836 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_92346J108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140837 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140837 | FR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140837 | FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140837 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140837 | FR_45245E109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_249906108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140837 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140837 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140837 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000140837 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000140837 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140837 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000140837 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000140837 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000140837 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140837 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162345 | FR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000162345 | FR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000162345 | FR_46429B663
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000162345 | FR_46431W507
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000162345 | FR_464286533
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162345 | FR_464286806
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162345 | FR_ADI2S5M86
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000162345 | FR_ADI2SY1Y9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162345 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000162345 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162345 | SectorPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004536 | FR_912797LZ8_0.000000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004536 | FR_912797NH6_0.000000_2025-02-18
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004536 | FR_313385AH9_0.000000_2025-01-08
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004536 | FR_912797LY1_0.000000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004536 | FR_313385AQ9_0.000000_2025-01-15
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004536 | FR_313397AB7_0.000000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004536 | FR_313589AK9_0.000000_2025-01-10
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004536 | FR_912797MK0_0.000000_2025-02-13
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004536 | FR_313397BD2_0.000000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004536 | FR_313385BD7_0.000000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004536 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004536 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000004536 | SectorU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000072678 | FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072678 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_942622200
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000072678 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000072678 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000072678 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000072678 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072678 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000072678 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000072678 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000072678 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000072678 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072678 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000072679 | FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072679 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_256163106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_942622200
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000072679 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000072679 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000072679 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000072679 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072679 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000072679 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000072679 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000072679 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000072679 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072679 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000072680 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072680 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072680 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072680 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000072680 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072680 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072680 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072680 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072680 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072680 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072680 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072680 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000072680 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000072680 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000072680 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000072680 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000072680 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000072680 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000072680 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000072680 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072680 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000072681 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072681 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072681 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072681 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000072681 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072681 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072681 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072681 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072681 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072681 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072681 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072681 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000072681 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000072681 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000072681 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000072681 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000072681 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000072681 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000072681 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000072681 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072681 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000072687 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000072687 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000072687 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072687 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000072687 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072687 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072687 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072687 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000072687 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000072687 | FR_962166104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072687 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072687 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000072687 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072687 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072687 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000072686 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000072686 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000072686 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072686 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000072686 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072686 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072686 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072686 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000072686 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000072686 | FR_962166104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072686 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072686 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000072686 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072686 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072686 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000140840 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140840 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140840 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140840 | FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140840 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140840 | FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140840 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140840 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140840 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140840 | FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140840 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000140840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000140840 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000140840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000140840 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140840 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000140840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000140840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000140840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000140840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000140838 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140838 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140838 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140838 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140838 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140838 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140838 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140838 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140838 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140838 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140838 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000140838 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000140838 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140838 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000140838 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140838 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000140838 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000140838 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140838 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000140838 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000140838 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140839 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140839 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000140839 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140839 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140839 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140839 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140839 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140839 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140839 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140839 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140839 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000140839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000140839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000140839 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140839 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000140839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000140839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140839 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000140839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000140839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%